Major Customers and Credit Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Major Customers and Credit Risk	Major Customers and Credit Risk
Due to the nature of our onshore facilities and transportation operations, a disproportionate percentage of our trade receivables constitute obligations of refiners, large crude oil producers and integrated oil companies. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration is offset by the creditworthiness of our customer base. Our portfolio of accounts receivable is comprised in large part of accounts owed by integrated and large independent energy companies with stable payment histories. The credit risk related to contracts which are traded on the NYMEX is limited due to daily margin requirements and other NYMEX requirements.
We have established various procedures to manage our credit exposure, including initial credit approvals, credit limits, collateral requirements and rights of offset. Letters of credit, prepayments and guarantees are also utilized to limit credit risk to ensure that our established credit criteria are met.
During 2018, 2017 and 2016 our largest customer was Shell Oil Company, which accounted for 11%, 13%, and 12% of total revenues, respectively. The revenues from Shell Oil Company in all three years relate primarily to our onshore facilities and transportation operations.
In addition, as discussed in Note 15, we are a member of ANSAC, an organization whose purpose is promoting and increasing the use and sale of natural soda ash and other refined or processed sodium products produced in the U.S. and consumed in specified countries outside of the U.S. Members sell products to ANSAC to satisfy ANSAC’s sales commitments to its customers. Given this relationship, a large portion of our soda ash production is sold to ANSAC. As such, a disproportionate amount of our trade receivables and sales in our sodium minerals and sulfur services segment are related to ANSAC.